EQ ADVISORS TRUSTSM

EQ/Ivy Energy Portfolio

Supplement Dated November 12, 2019, to the Summary Prospectus, Prospectus and Statement of Additional Information dated May 1, 2019, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a change to the sub-adviser for EQ/Ivy Energy Portfolio (“Portfolio”). At a meeting held on November 6-7, 2019, the Trust’s Board of Trustees approved (i) the termination of Ivy Investment Management Company (“IICO”) as sub-adviser to the Portfolio, (ii) the appointment of Wellington Management Company LLP (“Wellington”) as sub-adviser to the Portfolio, and (iii) changing the name of the Portfolio to “EQ/Wellington Energy Portfolio.” Accordingly, AXA Equitable Funds Management Group LLC, the Portfolio’s Adviser, has entered into a sub-advisory agreement with Wellington pursuant to which Wellington will provide sub-advisory services to the Portfolio, effective on or about November 18, 2019.

Effective on or about November 18, 2019, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

All references to IICO as sub-adviser to the Portfolio are deleted.

All references to EQ/Ivy Energy Portfolio are deleted and replaced with EQ/Wellington Energy Portfolio.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the first paragraph is revised by deleting the second sentence and replacing it with the following sentence:

These companies may include, but are not limited to, oil companies, oil and gas drilling, equipment and services companies, oil and gas exploration and production companies, oil and gas storage and transportation companies, oil and gas pipeline companies, refining and marketing companies, energy conservation companies, coal transporters, utilities, alternative energy companies and innovative energy technology companies.

In the section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Investment Strategy,” the second paragraph is deleted in its entirety and replaced with the following paragraph:

The Sub-Adviser uses a research-oriented, bottom-up (researching individual issuers) investment approach when selecting securities for the Portfolio, focusing on company fundamentals and growth prospects. In general, the Portfolio emphasizes companies that the Sub-Adviser believes are strongly managed and can generate above-average capital growth and appreciation. The Sub-Adviser analyzes net asset value, free cash flow, and balance sheet strength and focuses on companies that exhibit capital discipline with a low cost structure and strong assets. The Sub-Adviser seeks to take a long-term view and considers the range of possible outcomes for a company. This range incorporates different commodity price scenarios while factoring in company-specific risks and opportunities. The Portfolio invests in a blend of value and growth companies domiciled throughout the world and invests in securities of companies across the capitalization spectrum, which may include companies that are offered in initial public offerings (IPOs). While the Sub-Adviser typically seeks to invest a majority of the Portfolio’s assets in U.S. securities, the Portfolio may invest up to 100% of its total assets in foreign securities.

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended by deleting “Focused Portfolio Risk.”

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks — Foreign Securities Risk” is revised by adding the following paragraph:

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Under the heading “Who Manages the Portfolio” in the Summary Prospectus and Prospectus, the section entitled “Sub-Adviser: Ivy Investment Management Company (“IICO” or the “Sub-Adviser”)” is deleted in its entirety and replaced with the following:

Sub-Adviser: Wellington Management Company LLP (“Wellington” or the “Sub-Adviser”)

Portfolio Manager: The individual primarily responsible for the securities selection, research and trading for the Portfolio is:

Name	Title	Date Began Managing the Portfolio
Gregory J. LeBlanc, CFA®	Senior Managing Director and Global Industry Analyst of Wellington	November 2019

In the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Ivy Investment Management Company,” all reference to IICO as sub-adviser to the Portfolio are deleted.

In the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP,” the first paragraph is revised by deleting the first sentence and replacing it with the following sentence:

Wellington Management Company LLP (“Wellington Management”), 280 Congress Street, Boston, MA 02210, serves as the Sub-Adviser to EQ/Wellington Energy Portfolio and as a Sub-Adviser to a portion of the Active Allocated Portion of the EQ/Mid Cap Value Managed Volatility Portfolio, the Multimanager Mid Cap Growth Portfolio, and the Multimanager Technology Portfolio.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP” is revised to add the following information:

Gregory J. LeBlanc, CFA®, Senior Managing Director and Global Industry Analyst, is responsible for the investment decisions for EQ/Wellington Energy Portfolio. Mr. LeBlanc joined Wellington Management as an investment professional in 1995.

The section of the SAI entitled “Investment Management and Other Services — The Sub-Advisers” is revised to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Wellington Energy Portfolio	Wellington Management Company LLP is a Delaware limited liability partnership whose sole business is investment management.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”)” is amended to add the following information:

Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets of the accounts managed within each category as of September 30, 2019						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)

EQ/Wellington Energy Portfolio
Gregory J. LeBlanc	2	$6,435	18	$613	6	$186	1	$6,432	3	$32	0	0

Ownership of Securities of the Portfolio as of September 30, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Wellington Energy Portfolio
Gregory J. LeBlanc	X